SHAREHOLDERS EQUITY (Schedule of Stock Option Activity) (Details) - Employee [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Number of options
Outstanding at beginning of year	2,400,000
Granted	605,000
Exercised	(136,500)
Forfeited	(60,500)
Outstanding at end of year	2,808,000	2,400,000
Exerciable at end of year	1,030,833
Weighted-average exercise price
Outstanding at beginning of year	$ 5.0
Granted	5.8
Exercised	5.0
Forfeited	5.3
Outstanding at end of year	5.2	$ 5.0
Exercisable at end of year	$ 5.1
Weighted-average remaining contractual term
Outstanding	4 years	4 years 4 months 24 days
Exercisable at December 31, 2017	3 years
Aggregate intrinsic value
Outstanding at January 1, 2017	$ 380
Outstanding at December 31, 2017	7,138	$ 380
Exercisable at December 31, 2017	$ 2,699